Income Taxes (Details)		12 Months Ended				36 Months Ended
	Aug. 17, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 17, 2023	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income Taxes (Details) [Line Items]
Two-tiered profits tax (in Dollars)			$ 2,000,000
Two-tiered profits tax (in Dollars)			$ 2,000,000
Two-tiered profits tax		16.50%	16.50%
Preferential tax rate	15.00%			15.00%		15.00%
Deferred tax liabilities		$ 23,050		$ 295,896
Percentage of undistributed earnings		5.00%	5.00%
Undistributed earnings		$ 461,000		5,917,922
Income tax expense		264,221		$ 446,899	$ 501,571
Tax rate				12.80%	14.10%
Provision for deferred tax assets		283,630
Net operating loss carryforwards		$ 1,718,967		$ 1,006,200			$ 13,407,945	$ 7,848,358
Tax losses
PRC [Member]
Income Taxes (Details) [Line Items]
Withholding tax rate				10.00%
Applicable tax rate		5.00%	5.00%
Two-Tiered Profits Tax [Member]
Income Taxes (Details) [Line Items]
Percentage of two-tiered profits tax		8.25%	8.25%